UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: July 1, 2009 – September 30, 2009

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab Money Market PortfolioTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

82.6%	Federal Agency Securities	152,268	152,268
3.8%	Fixed-Rate Obligations	6,998	6,998
12.1%	Other Investment	22,380	22,380
98.5%	Total Investments	181,646	181,646
1.5%	Other Assets and Liabilities, Net		2,821
100.0%	Net Assets		184,467

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 82.6% of net assets

Fixed-Rate Coupon Notes 7.5%

Federal Home Loan Bank
0.28%, 10/02/09	2,635	2,635
0.30%, 12/11/09	2,200	2,220
0.19%, 01/08/10	1,700	1,716
0.20%, 02/09/10	4,000	4,011
0.53%, 10/20/10	1,000	1,000
Freddie Mac
0.33%, 02/09/10	2,270	2,307

		13,889

Fixed-Rate Discount Notes 74.0%

Fannie Mae
0.17%, 10/01/09	1,500	1,500
0.68%, 10/01/09	2,000	2,000
0.16%, 10/14/09	3,500	3,500
0.20%, 10/21/09	2,000	2,000
0.13%, 10/28/09	2,100	2,100
0.24%, 11/10/09	2,000	1,999
0.12%, 11/12/09	1,200	1,200
0.30%, 11/18/09	3,450	3,449
0.25%, 12/01/09	1,200	1,199
0.28%, 12/01/09	2,287	2,286
0.16%, 01/04/10	1,000	999
0.40%, 01/15/10	2,000	1,998
0.41%, 01/15/10	1,000	999
0.16%, 01/19/10	2,376	2,375

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.30%, 01/25/10	1,410	1,409
0.45%, 02/01/10	1,900	1,897
0.25%, 02/22/10	2,035	2,033
0.40%, 04/01/10	1,071	1,069
Federal Farm Credit Bank
0.20%, 10/05/09	4,000	4,000
0.15%, 10/07/09	2,500	2,500
0.17%, 10/07/09	2,000	2,000
0.19%, 10/07/09	1,010	1,010
0.47%, 10/07/09	1,000	1,000
0.24%, 10/16/09	3,000	3,000
0.24%, 10/28/09	3,000	2,999
0.16%, 11/05/09	4,000	3,999
0.23%, 11/20/09	3,000	2,999
0.29%, 11/20/09	2,500	2,499
0.17%, 12/01/09	1,000	1,000
0.23%, 02/12/10	2,680	2,678
Federal Home Loan Bank
0.12%, 10/02/09	1,000	1,000
0.40%, 10/09/09	3,500	3,500
0.21%, 10/15/09	1,000	1,000
0.36%, 10/15/09	1,000	1,000
0.25%, 10/16/09	3,800	3,800
0.15%, 11/06/09	4,500	4,499
0.15%, 11/09/09	1,195	1,195
0.20%, 11/13/09	2,000	1,999
0.25%, 11/13/09	1,000	1,000
0.29%, 11/18/09	2,700	2,699
0.82%, 12/01/09	2,127	2,124
0.35%, 12/04/09	1,002	1,001
0.25%, 12/08/09	2,365	2,364
0.26%, 01/13/10	3,500	3,497
0.40%, 01/13/10	1,000	999
0.31%, 01/14/10	1,500	1,499
0.28%, 01/19/10	1,000	999
0.25%, 02/24/10	1,246	1,245
Freddie Mac
0.22%, 10/05/09	3,203	3,203
0.20%, 10/13/09	1,547	1,547
0.42%, 10/13/09	4,000	3,999
0.15%, 11/03/09	1,200	1,200
0.25%, 11/09/09	2,635	2,634
0.32%, 11/09/09	1,000	1,000
0.12%, 11/16/09	1,575	1,575
0.24%, 11/17/09	5,000	4,998
0.30%, 11/20/09	1,825	1,824
0.26%, 11/30/09	2,000	1,999
0.33%, 01/04/10	2,500	2,498
0.23%, 01/20/10	2,600	2,598
0.30%, 01/21/10	1,500	1,498
0.20%, 01/26/10	3,300	3,298
0.26%, 03/29/10	1,900	1,897
0.47%, 05/05/10	1,500	1,496

		136,380

Variable-Rate Coupon Note 1.1%

Freddie Mac
0.26%, 12/24/09	2,000	1,999

1

Schwab Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Total Federal Agency Securities (Cost $152,268)		152,268

Fixed-Rate Obligations 3.8% of net assets

Commercial Paper & Other Corporate Obligations 3.8%

Citigroup Funding, Inc., (FDIC Insured)
0.19%, 10/22/09 (a)(d)	2,000	2,000
Straight A Funding, L.L.C.
0.28%, 11/04/09 (a)(b)(c)(e)	3,000	2,999
0.23%, 12/15/09 (a)(b)(c)(e)	2,000	1,999

Total Fixed-Rate Obligations (Cost $6,998)		6,998

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 12.1% of net assets

Repurchase Agreements 12.1%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $23,830 0.03%, issued 09/30/09, due 10/01/09	22,380	22,380

Total Other Investments (Cost $22,380)		22,380

End of Investments.
(All dollar amounts are x 1,000)
At 09/30/09, the tax basis cost of the fund’s investments was $181,646.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,998 or 2.7% of net assets.

(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(e)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

2

Schwab Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Federal Agency Securities — (a)	$—	$152,268	$—	$152,268

Fixed-Rate Obligations — (a)	—	6,998	—	6,998

Other Investment — (a)	—	22,380	—	22,380

Total	$—	$181,646	$—	$181,646

*	The funds had no Other Financial Instruments

(a)	as categorized in Portfolio Holdings
REG47713SEP09 — 00

3

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio IITM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

13.3%	Common Stock	3,099	4,615
84.8%	Other Investment Companies	29,509	29,489
1.9%	Short-Term Investment	655	655
100.0%	Total Investments	33,263	34,759
0.0%	Other Assets and Liabilities, Net		10
100.0%	Net Assets		34,769

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 13.3% of net assets

Automobiles & Components 0.1%

Ford Motor Co. *	884	6
Harley-Davidson, Inc.	128	3
Johnson Controls, Inc.	274	7
The Goodyear Tire & Rubber Co. *	84	2

		18

Banks 0.3%

BB&T Corp.	253	7
Comerica, Inc.	78	2
Fifth Third Bancorp	262	3
First Horizon National Corp. *	67	1
Hudson City Bancorp, Inc.	200	3
Huntington Bancshares, Inc.	118	1
KeyCorp	191	1
M&T Bank Corp.	37	2
Marshall & Ilsley Corp.	106	1
People’s United Financial, Inc.	200	3
PNC Financial Services Group, Inc.	148	7
Regions Financial Corp.	344	2
SunTrust Banks, Inc.	175	4
U.S. Bancorp	853	18
Wells Fargo & Co.	2,085	59
Zions Bancorp	50	1

		115

Capital Goods 1.0%

3M Co.	357	26
Caterpillar, Inc.	317	16
Cummins, Inc.	88	4
Danaher Corp.	112	8
Deere & Co.	226	10

	Number of	Value
Security	Shares	($ x 1,000)

Dover Corp.	97	4
Eaton Corp.	71	4
Emerson Electric Co.	388	16
Fastenal Co.	75	3
Flowserve Corp.	100	10
Fluor Corp.	84	4
General Dynamics Corp.	189	12
General Electric Co.	5,233	86
Goodrich Corp.	59	3
Honeywell International, Inc.	394	15
Illinois Tool Works, Inc.	196	8
ITT Corp.	88	5
Jacobs Engineering Group, Inc. *	100	5
L-3 Communications Holdings, Inc.	58	5
Lockheed Martin Corp.	169	13
Masco Corp.	196	2
Northrop Grumman Corp.	165	9
PACCAR, Inc.	181	7
Pall Corp.	60	2
Parker Hannifin Corp.	84	4
Precision Castparts Corp.	100	10
Quanta Services, Inc. *	100	2
Raytheon Co.	212	10
Rockwell Automation, Inc.	83	4
Rockwell Collins, Inc.	82	4
Textron, Inc.	124	2
The Boeing Co.	378	20
United Technologies Corp.	481	29
W.W. Grainger, Inc.	37	3

		365

Commercial & Professional Supplies 0.1%

Avery Dennison Corp.	53	2
Cintas Corp.	66	2
Equifax, Inc.	62	2
Iron Mountain, Inc. *	100	2
Monster Worldwide, Inc. *	60	1
Pitney Bowes, Inc.	108	3
R.R. Donnelley & Sons Co.	103	2
Republic Services, Inc.	202	5
Robert Half International, Inc.	82	2
Stericycle, Inc. *	60	3
The Dun & Bradstreet Corp.	50	4
Waste Management, Inc.	262	8

		36

Consumer Durables & Apparel 0.1%

Coach, Inc.	182	6
D.R. Horton, Inc.	128	1
Eastman Kodak Co.	135	1
Fortune Brands, Inc.	70	3
Harman International Industries, Inc.	32	1
Hasbro, Inc.	85	2
Jones Apparel Group, Inc.	55	1
KB HOME	37	1

1

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Leggett & Platt, Inc.	87	2
Lennar Corp., Class A	64	1
Liz Claiborne, Inc.	50	—
Mattel, Inc.	184	3
Newell Rubbermaid, Inc.	129	2
NIKE, Inc., Class B	178	12
Polo Ralph Lauren Corp.	30	2
Pulte Homes, Inc.	159	2
Snap-on, Inc.	27	1
The Black & Decker Corp.	36	2
The Stanley Works	35	1
VF Corp.	42	3
Whirlpool Corp.	36	3

		50

Consumer Services 0.2%

Apollo Group, Inc., Class A *	67	5
Carnival Corp.	205	7
Darden Restaurants, Inc.	63	2
DeVry, Inc.	50	3
H&R Block, Inc.	156	3
International Game Technology	159	3
Marriott International, Inc., Class A	152	4
McDonald’s Corp.	595	34
Starbucks Corp. *	362	7
Starwood Hotels & Resorts Worldwide, Inc.	103	3
Wyndham Worldwide Corp.	95	2
Wynn Resorts Ltd. *	50	4
Yum! Brands, Inc.	260	9

		86

Diversified Financials 1.0%

American Express Co.	585	20
Ameriprise Financial, Inc.	118	4
Bank of America Corp.	3,822	65
Bank of New York Mellon Corp.	540	16
Capital One Financial Corp.	142	5
Citigroup, Inc.	4,862	24
CME Group, Inc.	15	5
Discover Financial Services	254	4
E*TRADE Financial Corp. *	197	—
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	7
IntercontinentalExchange, Inc. *	35	3
Invesco Ltd.	153	4
Janus Capital Group, Inc.	102	1
JPMorgan Chase & Co.	1,850	81
Legg Mason, Inc.	59	2
Leucadia National Corp. *	100	2
Moody’s Corp.	116	2
Morgan Stanley	508	16
Northern Trust Corp.	87	5
NYSE Euronext	100	3
SLM Corp. *	197	2
State Street Corp.	157	8
T. Rowe Price Group, Inc.	126	6
The Charles Schwab Corp. (a)	488	9

	Number of	Value
Security	Shares	($ x 1,000)

The Goldman Sachs Group, Inc.	206	38
The NASDAQ OMX Group, Inc. *	150	3

		336

Energy 1.6%

Anadarko Petroleum Corp.	220	14
Apache Corp.	156	14
Baker Hughes, Inc.	161	7
BJ Services Co.	154	3
Cabot Oil & Gas Corp.	40	1
Cameron International Corp. *	100	4
Chesapeake Energy Corp.	176	5
Chevron Corp.	1,054	74
ConocoPhillips	780	35
CONSOL Energy, Inc.	100	4
Denbury Resources, Inc. *	100	1
Devon Energy Corp.	210	14
Diamond Offshore Drilling, Inc.	30	3
El Paso Corp.	311	3
ENSCO International, Inc.	70	3
EOG Resources, Inc.	114	9
Exxon Mobil Corp.	2,720	187
FMC Technologies, Inc. *	100	5
Halliburton Co.	488	13
Hess Corp.	111	6
Marathon Oil Corp.	346	11
Massey Energy Co.	20	1
Murphy Oil Corp.	79	5
Nabors Industries Ltd. *	149	3
National-Oilwell Varco, Inc. *	164	7
Noble Energy, Inc.	100	7
Occidental Petroleum Corp.	406	32
Peabody Energy Corp.	100	4
Pioneer Natural Resources Co.	100	4
Range Resources Corp.	100	5
Rowan Cos., Inc.	52	1
Schlumberger Ltd.	559	33
Smith International, Inc.	100	3
Southwestern Energy Co. *	160	7
Spectra Energy Corp.	293	6
Sunoco, Inc.	64	2
Tesoro Corp.	100	1
The Williams Cos., Inc.	282	5
Valero Energy Corp.	294	6
XTO Energy, Inc.	213	9

		557

Food & Staples Retailing 0.4%

Costco Wholesale Corp.	223	13
CVS Caremark Corp.	741	27
Safeway, Inc.	212	4
SUPERVALU, Inc.	96	1
Sysco Corp.	294	7
The Kroger Co.	344	7
Wal-Mart Stores, Inc.	1,183	58
Walgreen Co.	478	18
Whole Foods Market, Inc. *	66	2

		137

2

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Food, Beverage & Tobacco 0.8%

Altria Group, Inc.	988	18
Archer-Daniels-Midland Co.	309	9
Brown-Forman Corp., Class B	50	2
Campbell Soup Co.	88	3
Coca-Cola Enterprises, Inc.	144	3
ConAgra Foods, Inc.	245	5
Constellation Brands, Inc., Class A *	94	1
Dean Foods Co. *	65	1
Dr. Pepper Snapple Group, Inc. *	100	3
General Mills, Inc.	168	11
H.J. Heinz Co.	158	6
Hormel Foods Corp.	50	2
Kellogg Co.	118	6
Kraft Foods, Inc., Class A	683	18
Lorillard, Inc.	74	6
McCormick & Co., Inc.	63	2
Molson Coors Brewing Co., Class B	50	3
PepsiCo, Inc.	783	46
Philip Morris International, Inc.	988	48
Reynolds American, Inc.	80	4
Sara Lee Corp.	359	4
The Coca-Cola Co.	974	52
The Hershey Co.	84	3
The J.M. Smucker Co.	126	7
The Pepsi Bottling Group, Inc.	63	2
Tyson Foods, Inc., Class A	99	1

		266

Health Care Equipment & Services 0.6%

Aetna, Inc.	268	8
AmerisourceBergen Corp.	196	4
Baxter International, Inc.	306	17
Becton Dickinson & Co.	118	8
Boston Scientific Corp. *	545	6
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	199	5
CareFusion Corp. *	99	2
CIGNA Corp.	174	5
Coventry Health Care, Inc. *	75	2
DENTSPLY International, Inc.	100	3
Express Scripts, Inc. *	140	11
Hospira, Inc. *	77	3
Humana, Inc. *	78	3
IMS Health, Inc.	95	2
Intuitive Surgical, Inc. *	20	5
Laboratory Corp. of America Holdings *	60	4
McKesson Corp.	144	9
Medco Health Solutions, Inc. *	290	16
Medtronic, Inc.	572	21
Patterson Cos., Inc. *	66	2
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	173	7
Stryker Corp.	139	6
Tenet Healthcare Corp. *	223	1

	Number of	Value
Security	Shares	($ x 1,000)

UnitedHealth Group, Inc.	642	16
Varian Medical Systems, Inc. *	60	3
WellPoint, Inc. *	312	15
Zimmer Holdings, Inc. *	118	6

		198

Household & Personal Products 0.4%

Avon Products, Inc.	214	7
Colgate-Palmolive Co.	244	19
Kimberly-Clark Corp.	219	13
The Clorox Co.	72	4
The Estee Lauder Cos., Inc., Class A	57	2
The Procter & Gamble Co.	1,484	86

		131

Insurance 0.3%

Aflac, Inc.	235	10
American International Group, Inc. *	61	3
Aon Corp.	153	6
Assurant, Inc.	80	3
Cincinnati Financial Corp.	83	2
Genworth Financial, Inc., Class A	179	2
Lincoln National Corp.	134	3
Loews Corp.	89	3
Marsh & McLennan Cos., Inc.	258	6
MBIA, Inc. *	64	1
MetLife, Inc.	359	14
Principal Financial Group, Inc.	132	4
Prudential Financial, Inc.	234	12
The Allstate Corp.	305	9
The Chubb Corp.	190	10
The Hartford Financial Services Group, Inc.	144	4
The Progressive Corp. *	377	6
The Travelers Cos., Inc.	329	16
Torchmark Corp.	50	2
Unum Group	142	3
XL Capital Ltd., Class A	83	1

		120

Materials 0.4%

Air Products & Chemicals, Inc.	106	8
Airgas, Inc.	40	2
AK Steel Holding Corp.	75	2
Alcoa, Inc.	412	5
Allegheny Technologies, Inc.	40	1
Ashland, Inc.	39	2
Ball Corp.	50	2
Bemis Co., Inc.	50	1
CF Industries Holdings, Inc.	25	2
E.I. Du Pont De Nemours & Co.	436	14
Eastman Chemical Co.	39	2
Ecolab, Inc.	87	4
FMC Corp.	30	2
Freeport-McMoRan Copper & Gold, Inc.	152	10

3

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

International Flavors & Fragrances, Inc.	38	1
International Paper Co.	234	5
MeadWestvaco Corp.	86	2
Monsanto Co.	254	20
Newmont Mining Corp.	211	9
Nucor Corp.	146	7
Owens-Illinois, Inc. *	100	4
Pactiv Corp. *	68	2
PPG Industries, Inc.	79	5
Praxair, Inc.	152	12
Sealed Air Corp.	78	2
Sigma-Aldrich Corp.	78	4
The Dow Chemical Co.	458	12
Titanium Metals Corp.	50	1
United States Steel Corp.	52	2
Vulcan Materials Co.	48	3
Weyerhaeuser Co.	116	4

		152

Media 0.4%

CBS Corp., Class B	396	5
Comcast Corp., Class A	1,517	26
Gannett Co., Inc.	112	1
Meredith Corp.	20	1
News Corp., Class A	1,136	14
Omnicom Group, Inc.	168	6
Scripps Networks Interactive, Class A	41	1
The DIRECTV Group, Inc. *	300	8
The Interpublic Group of Cos., Inc. *	204	2
The McGraw-Hill Cos., Inc.	173	4
The New York Times Co., Class A	74	1
The Walt Disney Co.	911	25
The Washington Post Co., Class B	2	1
Time Warner Cable, Inc.	161	7
Time Warner, Inc.	643	18
Viacom, Inc., Class B *	365	10

		130

Pharmaceuticals, Biotechnology & Life Sciences 1.2%

Abbott Laboratories	729	36
Allergan, Inc.	142	8
Amgen, Inc. *	552	33
Biogen Idec, Inc. *	162	8
Bristol-Myers Squibb Co.	926	21
Celgene Corp. *	100	5
Cephalon, Inc. *	70	4
Eli Lilly & Co.	534	18
Forest Laboratories, Inc. *	155	4
Genzyme Corp. *	122	7
Gilead Sciences, Inc. *	436	20
Johnson & Johnson	1,409	86
King Pharmaceuticals, Inc. *	115	1
Life Technologies Corp. *	38	2
Merck & Co., Inc.	1,035	33
Millipore Corp. *	25	2

Security	Number of Shares	Value ($ x 1,000)

Mylan, Inc. *	104	2
PerkinElmer, Inc.	62	1
Pfizer, Inc.	3,482	58
Schering-Plough Corp.	701	20
Thermo Fisher Scientific, Inc. *	195	8
Waters Corp. *	49	3
Watson Pharmaceuticals, Inc. *	49	2
Wyeth	635	31

		413

Real Estate 0.1%

Apartment Investment & Management Co., Class A	65	1
AvalonBay Communities, Inc.	31	2
Boston Properties, Inc.	43	3
CB Richard Ellis Group, Inc., Class A *	80	1
Equity Residential	139	4
HCP, Inc.	100	3
Health Care REIT, Inc.	100	4
Host Hotels & Resorts, Inc.	201	2
Kimco Realty Corp.	101	1
Plum Creek Timber Co., Inc.	88	3
ProLogis	116	2
Public Storage	40	3
Simon Property Group, Inc.	88	6
Ventas, Inc.	100	4
Vornado Realty Trust	58	4

		43

Retailing 0.5%

Abercrombie & Fitch Co., Class A	50	2
Amazon.com, Inc. *	146	14
AutoNation, Inc. *	70	1
AutoZone, Inc. *	27	4
Bed Bath & Beyond, Inc. *	132	5
Best Buy Co., Inc.	192	7
Big Lots, Inc. *	88	2
Dillard’s, Inc., Class A	30	—
Expedia, Inc. *	100	2
Family Dollar Stores, Inc.	74	2
GameStop Corp., Class A *	100	3
Genuine Parts Co.	81	3
J.C. Penney Co., Inc.	109	4
Kohl’s Corp. *	164	9
Limited Brands, Inc.	165	3
Lowe’s Cos., Inc.	739	15
Macy’s, Inc.	256	5
Nordstrom, Inc.	103	3
O’Reilly Automotive, Inc. *	100	4
Office Depot, Inc. *	139	1
RadioShack Corp.	11	—
Sears Holdings Corp. *	48	3
Staples, Inc.	344	8
Target Corp.	417	19
The Gap, Inc.	271	6
The Home Depot, Inc.	900	24
The Sherwin-Williams Co.	53	3
The TJX Cos., Inc.	217	8

4

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($ x 1,000)

Tiffany & Co.	68	3

		163

Semiconductors & Semiconductor Equipment 0.4%

Advanced Micro Devices, Inc. *	228	1
Altera Corp.	171	4
Analog Devices, Inc.	174	5
Applied Materials, Inc.	750	10
Broadcom Corp., Class A *	208	6
Intel Corp.	2,784	54
KLA-Tencor Corp.	95	3
Linear Technology Corp.	144	4
LSI Corp. *	186	1
MEMC Electronic Materials, Inc. *	100	2
Microchip Technology, Inc.	100	3
Micron Technology, Inc. *	319	3
National Semiconductor Corp.	159	2
Novellus Systems, Inc. *	64	1
NVIDIA Corp. *	241	4
Teradyne, Inc. *	94	1
Texas Instruments, Inc.	758	18
Xilinx, Inc.	164	4

		126

Software & Services 0.9%

Adobe Systems, Inc. *	283	9
Affiliated Computer Services, Inc., Class A *	55	3
Akamai Technologies, Inc. *	100	2
Autodesk, Inc. *	110	2
Automatic Data Processing, Inc.	274	11
BMC Software, Inc. *	101	4
CA, Inc.	215	5
Citrix Systems, Inc. *	85	3
Cognizant Technology Solutions Corp., Class A *	120	5
Computer Sciences Corp. *	89	5
Compuware Corp. *	182	1
Convergys Corp. *	67	1
eBay, Inc. *	545	13
Electronic Arts, Inc. *	143	3
Fidelity National Information Services, Inc.	70	2
Fiserv, Inc. *	88	4
Google, Inc., Class A *	96	47
Intuit, Inc. *	166	5
MasterCard, Inc., Class A	40	8
McAfee, Inc. *	100	4
Microsoft Corp.	4,205	109
Novell, Inc. *	185	1
Oracle Corp.	1,785	37
Paychex, Inc.	159	5
Red Hat, Inc. *	100	3
Salesforce.com, Inc. *	75	4
Symantec Corp. *	493	8
Total System Services, Inc.	100	1
VeriSign, Inc. *	116	3
Western Union Co.	362	7

Security	Number of Shares	Value ($ x 1,000)

Yahoo!, Inc. *	598	11

		326

Technology Hardware & Equipment 1.3%

Agilent Technologies, Inc. *	202	6
Amphenol Corp., Class A	100	4
Apple, Inc. *	402	75
Ciena Corp. *	39	1
Cisco Systems, Inc. *	2,911	69
Corning, Inc.	731	11
Dell, Inc. *	1,113	17
EMC Corp. *	1,124	19
FLIR Systems, Inc. *	100	3
Harris Corp.	100	4
Harris Stratex Networks, Inc., Class A *	24	—
Hewlett-Packard Co.	1,339	63
International Business Machines Corp.	741	89
Jabil Circuit, Inc.	83	1
JDS Uniphase Corp. *	99	1
Juniper Networks, Inc. *	200	5
Lexmark International, Inc., Class A *	52	1
Molex, Inc.	68	1
Motorola, Inc.	1,183	10
NetApp, Inc. *	178	5
QLogic Corp. *	76	1
QUALCOMM, Inc.	783	35
SanDisk Corp. *	88	2
Sun Microsystems, Inc. *	409	4
Tellabs, Inc. *	214	1
Teradata Corp. *	87	2
Western Digital Corp. *	100	4
Xerox Corp.	440	3

		437

Telecommunication Services 0.4%

American Tower Corp., Class A *	200	7
AT&T, Inc.	2,962	80
CenturyTel, Inc.	150	5
Frontier Communications Corp.	156	1
MetroPCS Communications, Inc. *	100	1
Qwest Communications International, Inc.	735	3
Sprint Nextel Corp. *	1,406	5
Verizon Communications, Inc.	1,384	42
Windstream Corp.	189	2

		146

Transportation 0.3%

Burlington Northern Santa Fe Corp.	176	14
C.H. Robinson Worldwide, Inc.	100	6
CSX Corp.	206	9
Expeditors International of Washington, Inc.	100	3
FedEx Corp.	143	11
Norfolk Southern Corp.	196	8

5

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($ x 1,000)

Ryder System, Inc.	29	1
Southwest Airlines Co.	337	3
Union Pacific Corp.	250	15
United Parcel Service, Inc., Class B	517	29

		99

Utilities 0.5%

Allegheny Energy, Inc.	78	2
Ameren Corp.	96	2
American Electric Power Co., Inc.	187	6
CenterPoint Energy, Inc.	147	2
CMS Energy Corp.	105	1
Consolidated Edison, Inc.	117	5
Constellation Energy Group, Inc.	85	3
Dominion Resources, Inc.	278	10
DTE Energy Co.	85	3
Duke Energy Corp.	587	9
Dynegy, Inc., Class A *	143	—
Edison International	155	5
Entergy Corp.	98	8
EQT Corp.	100	4
Exelon Corp.	315	16
FirstEnergy Corp.	157	7
FPL Group, Inc.	190	11
Integrys Energy Group, Inc.	15	1
Nicor, Inc.	32	1
NiSource, Inc.	130	2
Northeast Utilities	100	2
Pepco Holdings, Inc.	100	1
PG&E Corp.	163	7
Pinnacle West Capital Corp.	47	2
PPL Corp.	179	5
Progress Energy, Inc.	120	5
Public Service Enterprise Group, Inc.	236	7
Questar Corp.	80	3
SCANA Corp.	100	3
Sempra Energy	123	6
Southern Co.	351	11
TECO Energy, Inc.	99	1
The AES Corp. *	311	5
Wisconsin Energy Corp.	100	5
Xcel Energy, Inc.	192	4

		165

Total Common Stock (Cost $3,099)		4,615

Other Investment Companies 84.8% of net assets

Schwab International Index Fund, Select Shares (a)	418,161	6,975
Schwab S&P 500 Index Fund, Select Shares (a)	561,882	9,322
Schwab Small-Cap Index Fund, Select Shares (a)	428,232	6,920
Schwab Total Bond Market Fund (a)	574,567	5,188

Security	Number of Shares	Value ($ x 1,000)
Schwab Value Advantage Money Fund, Select Shares (a)	1,083,833	1,084

Total Other Investment Companies (Cost $29,509)		29,489

Issuer	Face Amount	Value
Rate, Maturity Date	($x 1,000)	($x 1,000)

Short-Term Investment 1.9% of net assets

Commercial Paper & Other Corporate Obligations 1.9%

Citibank, London Time Deposit 0.03%, 10/01/09	655	655

Total Short-Term Investment (Cost $655)		655

End of Investments.
(All dollar amounts are x 1,000.)
At 09/30/09, the tax basis cost of the fund’s investments was $33,870 and the unrealized appreciation and depreciation were $2,879 and ($1,990), respectively, with a net unrealized appreciation of $889.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.
REIT — Real Estate Investment Trust

6

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$4,615	$—	$—	$4,615
Other Investment Companies	29,489	—	—	29,489
Short-Term Investments — (a)	—	655	—	655

Total	$34,104	$655	$—	$34,759

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG47714SEP09 — 00

7

Schwab Annuity Portfolios
Schwab S&P 500 Index PortfolioTM
Portfolio Holdings As of September 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Common Stock	103,573	120,612
0.8%	Short-Term Investments	948	948
99.9%	Total Investments	104,521	121,560
0.1%	Collateral Invested for Securities on Loan	129	129
0.0%	Other Assets and Liabilities, Net		46
100.0%	Net Assets		121,735

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.1% of net assets

Automobiles & Components 0.5%

Ford Motor Co. *	36,210	261
Harley-Davidson, Inc.	3,255	75
Johnson Controls, Inc.	7,498	192
The Goodyear Tire & Rubber Co. *	2,499	42

		570
Banks 2.9%

BB&T Corp.	8,819	240
Comerica, Inc.	2,330	69
Fifth Third Bancorp	7,704	78
First Horizon National Corp. *	2,881	38
Hudson City Bancorp, Inc.	6,899	91
Huntington Bancshares, Inc.	4,856	23
KeyCorp	6,600	43
M&T Bank Corp.	1,071	67
Marshall & Ilsley Corp.	3,438	28
People’s United Financial, Inc.	4,600	72
PNC Financial Services Group, Inc.	5,711	277
Regions Financial Corp.	15,226	94
SunTrust Banks, Inc.	6,400	144
U.S. Bancorp	23,998	525
Wells Fargo & Co.	60,857	1,715
Zions Bancorp	1,508	27

		3,531

Capital Goods 7.5%

3M Co.	9,059	669
Caterpillar, Inc.	7,979	410
Cooper Industries plc, Class A	800	30
Cummins, Inc.	2,400	108

	Number of	Value
Security	Shares	($ x 1,000)

Danaher Corp.	3,126	210
Deere & Co.	5,800	249
Dover Corp.	2,800	109
Eaton Corp.	1,740	98
Emerson Electric Co.	9,859	395
Fastenal Co.	1,276	49
Flowserve Corp.	800	79
Fluor Corp.	2,200	112
General Dynamics Corp.	5,110	330
General Electric Co.	137,197	2,253
Goodrich Corp.	1,660	90
Honeywell International, Inc.	9,636	358
Illinois Tool Works, Inc.	5,344	228
ITT Corp.	2,480	129
Jacobs Engineering Group, Inc. *	1,500	69
L-3 Communications Holdings, Inc.	1,500	121
Lockheed Martin Corp.	4,370	341
Masco Corp.	5,010	65
Northrop Grumman Corp.	4,354	225
PACCAR, Inc.	4,194	158
Pall Corp.	1,400	45
Parker Hannifin Corp.	2,235	116
Precision Castparts Corp.	1,700	173
Quanta Services, Inc. *	2,500	55
Raytheon Co.	5,410	260
Rockwell Automation, Inc.	2,050	87
Rockwell Collins, Inc.	2,200	112
Textron, Inc.	3,400	65
The Boeing Co.	9,695	525
United Technologies Corp.	12,299	749
W.W. Grainger, Inc.	800	72

		9,144

Commercial & Professional Supplies 0.7%

Avery Dennison Corp.	1,100	40
Cintas	1,157	35
Equifax, Inc.	1,999	58
Iron Mountain, Inc. *	2,399	64
Monster Worldwide, Inc. *	1,704	30
Pitney Bowes, Inc.	2,799	70
R.R. Donnelley & Sons Co.	2,959	63
Republic Services, Inc.	4,235	112
Robert Half International, Inc.	1,550	39
Stericycle, Inc. *	1,100	53
The Dun & Bradstreet Corp.	700	53
Waste Management, Inc.	6,756	201

		818

Consumer Durables & Apparel 1.0%

Coach, Inc.	4,599	151
D.R. Horton, Inc.	2,500	28
Eastman Kodak Co.	3,154	15
Fortune Brands, Inc.	1,607	69
Harman International Industries, Inc.	800	27
Hasbro, Inc.	1,985	55

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

KB HOME	960	16
Leggett & Platt, Inc.	2,300	45
Lennar Corp., Class A	1,600	23
Mattel, Inc.	5,299	98
Newell Rubbermaid, Inc.	3,923	62
NIKE, Inc., Class B	4,919	318
Polo Ralph Lauren Corp.	900	69
Pulte Homes, Inc.	3,364	37
Snap-on, Inc.	800	28
The Black & Decker Corp.	1,010	47
The Stanley Works	391	17
VF Corp.	1,110	80
Whirlpool Corp.	1,033	72

		1,257

Consumer Services 1.7%

Apollo Group, Inc., Class A *	1,327	98
Carnival Corp.	5,221	174
Darden Restaurants, Inc.	1,590	54
DeVry, Inc.	600	33
H&R Block, Inc.	4,199	77
International Game Technology	4,200	90
Marriott International, Inc., Class A	4,342	120
McDonald’s Corp.	14,399	822
Starbucks Corp. *	9,519	196
Starwood Hotels & Resorts Worldwide, Inc.	2,900	96
Wyndham Worldwide Corp.	2,280	37
Wynn Resorts Ltd. *	800	57
Yum! Brands, Inc.	6,299	213

		2,067

Diversified Financials 8.3%

American Express Co.	15,869	538
Ameriprise Financial, Inc.	3,278	119
Bank of America Corp.	112,466	1,903
Bank of New York Mellon Corp.	15,576	452
Capital One Financial Corp.	5,780	207
Citigroup, Inc.	154,681	749
CME Group, Inc.	860	265
Discover Financial Services	6,890	112
E*TRADE Financial Corp. *	5,160	9
Federated Investors, Inc., Class B	1,100	29
Franklin Resources, Inc.	2,100	211
IntercontinentalExchange, Inc. *	1,000	97
Invesco Ltd.	5,100	116
Janus Capital Group, Inc.	1,941	28
JPMorgan Chase & Co.	50,900	2,230
Legg Mason, Inc.	1,500	47
Leucadia National Corp. *	2,300	57
Moody’s Corp.	2,680	55
Morgan Stanley	17,279	534
Northern Trust Corp.	3,070	179
NYSE Euronext	3,300	95
SLM Corp. *	5,900	51
State Street Corp.	6,300	331
T. Rowe Price Group, Inc.	3,400	155
The Charles Schwab Corp. (a)	12,505	239

	Number of	Value
Security	Shares	($ x 1,000)

The Goldman Sachs Group, Inc.	6,537	1,205
The NASDAQ OMX Group, Inc. *	1,800	38

		10,051

Energy 11.4%

Anadarko Petroleum Corp.	6,094	382
Apache Corp.	4,408	405
Baker Hughes, Inc.	4,100	175
BJ Services Co.	3,800	74
Cabot Oil & Gas Corp.	1,300	46
Cameron International Corp. *	2,800	106
Chesapeake Energy Corp.	6,300	179
Chevron Corp.	26,215	1,846
ConocoPhillips	19,751	892
CONSOL Energy, Inc.	2,300	104
Denbury Resources, Inc. *	3,300	50
Devon Energy Corp.	5,663	381
Diamond Offshore Drilling, Inc.	600	57
El Paso Corp.	9,041	93
ENSCO International, Inc.	1,900	81
EOG Resources, Inc.	3,214	268
Exxon Mobil Corp.	62,417	4,282
FMC Technologies, Inc. *	1,500	78
Halliburton Co.	11,819	321
Hess Corp.	3,410	182
Marathon Oil Corp.	9,263	296
Massey Energy Co.	1,000	28
Murphy Oil Corp.	2,332	134
Nabors Industries Ltd. *	4,000	84
National-Oilwell Varco, Inc. *	4,586	198
Noble Energy, Inc.	2,000	132
Occidental Petroleum Corp.	10,599	831
Peabody Energy Corp.	3,300	123
Pioneer Natural Resources Co.	1,600	58
Range Resources Corp.	1,700	84
Rowan Cos., Inc.	1,200	28
Schlumberger Ltd.	15,339	914
Smith International, Inc.	2,500	72
Southwestern Energy Co. *	4,400	188
Spectra Energy Corp.	7,781	147
Sunoco, Inc.	1,240	35
Tesoro Corp.	1,800	27
The Williams Cos., Inc.	7,600	136
Valero Energy Corp.	6,960	135
XTO Energy, Inc.	6,986	289

		13,941

Food & Staples Retailing 2.8%

Costco Wholesale Corp.	5,600	316
CVS Caremark Corp.	18,884	675
Safeway, Inc.	5,839	115
SUPERVALU, Inc.	2,435	37
Sysco Corp.	7,699	191
The Kroger Co.	8,739	181
Wal-Mart Stores, Inc.	28,379	1,393
Walgreen Co.	12,974	486
Whole Foods Market, Inc. *	1,800	55

		3,449

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Food, Beverage & Tobacco 5.9%

Altria Group, Inc.	26,863	478
Archer-Daniels-Midland Co.	8,399	245
Brown-Forman Corp., Class B	880	42
Campbell Soup Co.	2,300	75
Coca-Cola Enterprises, Inc.	4,000	86
ConAgra Foods, Inc.	6,170	134
Constellation Brands, Inc., Class A *	2,300	35
Dean Foods Co. *	1,700	30
Dr. Pepper Snapple Group, Inc. *	3,000	86
General Mills, Inc.	4,379	282
H.J. Heinz Co.	4,270	170
Hormel Foods Corp.	900	32
Kellogg Co.	3,400	167
Kraft Foods, Inc., Class A	19,189	504
Lorillard, Inc.	2,136	159
McCormick & Co., Inc.	1,700	58
Molson Coors Brewing Co., Class B	1,678	82
PepsiCo, Inc.	20,189	1,184
Philip Morris International, Inc.	25,703	1,253
Reynolds American, Inc.	2,156	96
Sara Lee Corp.	9,599	107
The Coca-Cola Co.	29,401	1,579
The Hershey Co.	2,244	87
The J.M. Smucker Co.	1,746	93
The Pepsi Bottling Group, Inc.	1,902	69
Tyson Foods, Inc., Class A	1,186	15

		7,148

Health Care Equipment & Services 4.0%

Aetna, Inc.	6,180	172
AmerisourceBergen Corp.	4,360	98
Baxter International, Inc.	7,909	451
Becton Dickinson & Co.	3,300	230
Boston Scientific Corp. *	16,589	176
C.R. Bard, Inc.	1,320	104
Cardinal Health, Inc.	4,834	129
CareFusion Corp. *	2,417	53
CIGNA Corp.	4,080	115
Coventry Health Care, Inc. *	2,050	41
DaVita, Inc. *	800	45
DENTSPLY International, Inc.	2,000	69
Express Scripts, Inc. *	3,364	261
Hospira, Inc. *	2,100	94
Humana, Inc. *	2,100	78
IMS Health, Inc.	2,600	40
Intuitive Surgical, Inc. *	500	131
Laboratory Corp. of America Holdings *	1,504	99
McKesson Corp.	3,716	221
Medco Health Solutions, Inc. *	6,376	353
Medtronic, Inc.	14,708	541
Patterson Cos., Inc. *	980	27
Quest Diagnostics, Inc.	1,960	102
St. Jude Medical, Inc. *	4,204	164
Stryker Corp.	3,260	148

	Number of	Value
Security	Shares	($ x 1,000)

Tenet Healthcare Corp. *	6,499	38
UnitedHealth Group, Inc.	15,909	398
Varian Medical Systems, Inc. *	1,000	42
WellPoint, Inc. *	6,435	305
Zimmer Holdings, Inc. *	2,984	159

		4,884

Household & Personal Products 2.8%

Avon Products, Inc.	5,115	174
Colgate-Palmolive Co.	6,469	493
Kimberly-Clark Corp.	5,525	326
The Clorox Co.	1,899	112
The Estee Lauder Cos., Inc., Class A	1,499	55
The Procter & Gamble Co.	38,292	2,218

		3,378

Insurance 2.6%

Aflac, Inc.	6,249	267
American International Group, Inc. (c)*	1,671	74
Aon Corp.	3,610	147
Assurant, Inc.	1,500	48
Cincinnati Financial Corp.	2,335	61
Genworth Financial, Inc., Class A	5,000	60
Lincoln National Corp.	3,662	95
Loews Corp.	3,788	130
Marsh & McLennan Cos., Inc.	6,999	173
MBIA, Inc. *	1,750	13
MetLife, Inc.	9,806	373
Principal Financial Group, Inc.	3,563	98
Prudential Financial, Inc.	6,070	303
The Allstate Corp.	7,439	228
The Chubb Corp.	4,740	239
The Hartford Financial Services Group, Inc.	3,930	104
The Progressive Corp. *	9,079	150
The Travelers Cos., Inc.	7,758	382
Torchmark Corp.	1,500	65
Unum Group	4,276	92
XL Capital Ltd., Class A	3,900	68

		3,170

Materials 3.4%

Air Products & Chemicals, Inc.	2,820	219
Airgas, Inc.	1,100	53
AK Steel Holding Corp.	1,125	22
Alcoa, Inc.	11,071	145
Allegheny Technologies, Inc.	1,270	44
Ball Corp.	1,200	59
Bemis Co., Inc.	1,400	36
CF Industries Holdings, Inc.	700	60
E.I. Du Pont De Nemours & Co.	12,113	389
Eastman Chemical Co.	1,000	54
Ecolab, Inc.	2,104	97
FMC Corp.	700	39
Freeport-McMoRan Copper & Gold, Inc.	5,002	343

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

International Flavors & Fragrances, Inc.	1,000	38
International Paper Co.	6,497	144
MeadWestvaco Corp.	2,549	57
Monsanto Co.	7,049	546
Newmont Mining Corp.	5,945	262
Nucor Corp.	4,000	188
Owens-Illinois, Inc. *	2,200	81
Pactiv Corp. *	1,800	47
PPG Industries, Inc.	2,300	134
Praxair, Inc.	4,045	330
Sealed Air Corp.	2,428	48
Sigma-Aldrich Corp.	1,282	69
The Dow Chemical Co.	13,804	360
Titanium Metals Corp.	1,000	10
United States Steel Corp.	1,500	67
Vulcan Materials Co.	1,100	60
Weyerhaeuser Co.	2,800	103

		4,104

Media 2.7%

CBS Corp., Class B	9,879	119
Comcast Corp., Class A	37,812	639
Gannett Co., Inc.	2,960	37
Meredith Corp.	300	9
News Corp., Class A	30,573	366
Omnicom Group, Inc.	4,240	157
Scripps Networks Interactive, Class A	1,000	37
The DIRECTV Group, Inc. *	7,379	203
The Interpublic Group of Cos., Inc. *	4,997	37
The McGraw-Hill Cos., Inc.	4,330	109
The New York Times Co., Class A	1,700	14
The Walt Disney Co.	24,319	668
The Washington Post Co., Class B	30	14
Time Warner Cable, Inc.	4,009	173
Time Warner, Inc.	15,973	460
Viacom, Inc., Class B *	8,379	235

		3,277

Pharmaceuticals, Biotechnology & Life Sciences 9.1%

Abbott Laboratories	19,994	989
Allergan, Inc.	4,110	233
Amgen, Inc. *	13,364	805
Biogen Idec, Inc. *	3,850	195
Bristol-Myers Squibb Co.	25,839	582
Celgene Corp. *	6,050	338
Cephalon, Inc. *	900	52
Eli Lilly & Co.	13,320	440
Forest Laboratories, Inc. *	4,070	120
Genzyme Corp. *	3,600	204
Gilead Sciences, Inc. *	11,778	549
Johnson & Johnson	35,847	2,183
King Pharmaceuticals, Inc. *	3,466	37
Life Technologies Corp. *	1,439	67
Merck & Co., Inc.	27,729	877
Millipore Corp. *	500	35

	Number of	Value
Security	Shares	($ x 1,000)

Mylan, Inc. *	2,691	43
PerkinElmer, Inc.	1,700	33
Pfizer, Inc.	87,468	1,448
Schering-Plough Corp.	21,239	600
Thermo Fisher Scientific, Inc. *	5,590	244
Waters Corp. *	1,400	78
Watson Pharmaceuticals, Inc. *	1,500	55
Wyeth	17,469	849

		11,056

Real Estate 1.1%

Apartment Investment & Management Co., Class A	1,877	28
AvalonBay Communities, Inc.	1,034	75
Boston Properties, Inc.	1,716	113
CB Richard Ellis Group, Inc., Class A *	2,900	34
Equity Residential	3,499	107
HCP, Inc.	3,399	98
Health Care REIT, Inc.	1,400	58
Host Hotels & Resorts, Inc.	7,599	90
Kimco Realty Corp.	3,909	51
Plum Creek Timber Co., Inc.	2,060	63
ProLogis	4,999	60
Public Storage	1,600	120
Simon Property Group, Inc.	3,515	244
Ventas, Inc.	1,900	73
Vornado Realty Trust	1,956	126

		1,340

Retailing 3.2%

Abercrombie & Fitch Co., Class A	500	17
Amazon.com, Inc. *	3,900	364
AutoNation, Inc. *	1,900	34
AutoZone, Inc. *	500	73
Bed Bath & Beyond, Inc. *	3,016	113
Best Buy Co., Inc.	4,725	177
Big Lots, Inc. *	1,400	35
Expedia, Inc. *	2,600	62
Family Dollar Stores, Inc.	2,000	53
GameStop Corp., Class A *	2,000	53
Genuine Parts Co.	2,500	95
J.C. Penney Co., Inc.	2,900	98
Kohl’s Corp. *	4,110	235
Limited Brands, Inc.	3,908	66
Lowe’s Cos., Inc.	19,339	405
Macy’s, Inc.	5,921	108
Nordstrom, Inc.	2,350	72
O’Reilly Automotive, Inc. *	1,800	65
Office Depot, Inc. *	3,500	23
RadioShack Corp.	259	4
Sears Holdings Corp. (c)*	875	57
Staples, Inc.	9,149	213
Target Corp.	9,969	466
The Gap, Inc.	6,375	137
The Home Depot, Inc.	22,364	596
The Sherwin-Williams Co.	1,133	68
The TJX Cos., Inc.	5,510	205

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Tiffany & Co.	1,126	43

		3,937

Semiconductors & Semiconductor Equipment 2.6%

Advanced Micro Devices, Inc. *	5,529	31
Altera Corp.	4,180	86
Analog Devices, Inc.	4,130	114
Applied Materials, Inc.	17,769	238
Broadcom Corp., Class A *	5,764	177
Intel Corp.	72,730	1,423
KLA-Tencor Corp.	2,700	97
Linear Technology Corp.	3,200	88
LSI Corp. *	5,410	30
MEMC Electronic Materials, Inc. *	2,900	48
Microchip Technology, Inc.	2,500	66
Micron Technology, Inc. *	8,799	72
National Semiconductor Corp.	3,400	49
Novellus Systems, Inc. *	1,600	34
NVIDIA Corp. *	7,199	108
Teradyne, Inc. *	2,100	19
Texas Instruments, Inc.	16,659	395
Xilinx, Inc.	3,800	89

		3,164

Software & Services 7.0%

Adobe Systems, Inc. *	6,999	231
Affiliated Computer Services, Inc., Class A *	1,191	65
Akamai Technologies, Inc. *	2,000	39
Autodesk, Inc. *	3,320	79
Automatic Data Processing, Inc.	6,873	270
BMC Software, Inc. *	2,560	96
CA, Inc.	5,344	118
Citrix Systems, Inc. *	2,360	93
Cognizant Technology Solutions Corp., Class A *	3,600	139
Computer Sciences Corp. *	2,100	111
Compuware Corp. *	3,750	28
Convergys Corp. *	1,354	14
eBay, Inc. *	14,587	344
Electronic Arts, Inc. *	4,058	77
Fidelity National Information Services, Inc.	2,000	51
Fiserv, Inc. *	2,260	109
Google, Inc., Class A *	3,127	1,551
Intuit, Inc. *	4,396	125
MasterCard, Inc., Class A	1,100	222
McAfee, Inc. *	2,000	88
Microsoft Corp.	99,267	2,570
Novell, Inc. *	5,200	24
Oracle Corp.	49,679	1,035
Paychex, Inc.	4,450	129
Red Hat, Inc. *	2,000	55
Salesforce.com, Inc. *	1,054	60
Symantec Corp. *	11,440	188
Total System Services, Inc.	2,600	42
VeriSign, Inc. *	2,025	48
Western Union Co.	9,358	177

	Number of	Value
Security	Shares	($ x 1,000)

Yahoo!, Inc. *	17,199	306

		8,484

Technology Hardware & Equipment 9.1%

Agilent Technologies, Inc. *	5,167	144
Amphenol Corp., Class A	2,300	87
Apple, Inc. *	11,550	2,141
Ciena Corp. *	957	16
Cisco Systems, Inc. *	75,237	1,771
Corning, Inc.	19,949	305
Dell, Inc. *	23,191	354
EMC Corp. *	26,321	448
FLIR Systems, Inc. *	1,900	53
Harris Corp.	1,800	68
Hewlett-Packard Co.	30,962	1,462
International Business Machines Corp.	17,085	2,043
Jabil Circuit, Inc.	2,127	28
JDS Uniphase Corp. *	2,519	18
Juniper Networks, Inc. *	6,800	184
Lexmark International, Inc., Class A *	1,300	28
Molex, Inc.	1,800	38
Motorola, Inc.	29,834	256
NetApp, Inc. *	4,600	123
QLogic Corp. *	1,990	34
QUALCOMM, Inc.	21,489	967
SanDisk Corp. *	2,900	63
Sun Microsystems, Inc. *	10,250	93
Tellabs, Inc. *	5,630	39
Teradata Corp. *	2,400	66
Western Digital Corp. *	2,900	106
Xerox Corp.	12,190	94

		11,029

Telecommunication Services 3.1%

American Tower Corp., Class A *	5,299	193
AT&T, Inc.	76,437	2,065
CenturyTel, Inc.	3,941	132
Frontier Communications Corp.	4,297	32
MetroPCS Communications, Inc. *	1,700	16
Qwest Communications International, Inc.	19,895	76
Sprint Nextel Corp. *	37,758	149
Verizon Communications, Inc.	37,123	1,124
Windstream Corp.	5,334	54

		3,841

Transportation 2.0%

Burlington Northern Santa Fe Corp.	3,750	299
C.H. Robinson Worldwide, Inc.	2,200	127
CSX Corp.	5,319	223
Expeditors International of Washington, Inc.	2,500	88
FedEx Corp.	3,919	295
Norfolk Southern Corp.	5,099	220
Ryder System, Inc.	600	23
Southwest Airlines Co.	7,885	76

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Union Pacific Corp.	6,579	384
United Parcel Service, Inc., Class B	13,014	735

		2,470

Utilities 3.7%

Allegheny Energy, Inc.	2,241	60
Ameren Corp.	2,800	71
American Electric Power Co., Inc.	5,370	166
CenterPoint Energy, Inc.	4,550	57
CMS Energy Corp.	2,960	40
Consolidated Edison, Inc.	3,650	149
Constellation Energy Group, Inc.	2,500	81
Dominion Resources, Inc.	7,739	267
DTE Energy Co.	2,200	77
Duke Energy Corp.	16,862	265
Dynegy, Inc., Class A *	4,295	11
Edison International	4,350	146
Entergy Corp.	2,527	202
EQT Corp.	1,700	72
Exelon Corp.	8,739	434
FirstEnergy Corp.	4,108	188
FPL Group, Inc.	5,450	301
Integrys Energy Group, Inc.	697	25
Nicor, Inc.	610	22
NiSource, Inc.	3,646	51
Northeast Utilities	2,000	48
Pepco Holdings, Inc.	2,850	42
PG&E Corp.	4,800	194
Pinnacle West Capital Corp.	1,350	44
PPL Corp.	5,010	152
Progress Energy, Inc.	3,480	136
Public Service Enterprise Group, Inc.	6,749	212
Questar Corp.	2,300	86
SCANA Corp.	1,600	56
Sempra Energy	3,291	164
Southern Co.	10,259	325
TECO Energy, Inc.	2,840	40
The AES Corp. *	8,949	133
Wisconsin Energy Corp.	1,550	70
Xcel Energy, Inc.	5,959	115

		4,502

Total Common Stock (Cost $103,573)		120,612

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Corporate Obligations 0.7%

Citibank, London Time Deposit
0.03%, 10/01/09	784	784

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Bill 0.1%

U.S. Treasury Bills
0.08%, 12/17/09 (b)	164	164

Total Short-Term Investments (Cost $948)		948

End of Investments.

		Value
Security	Number of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.1% of net assets

Short-Term Investments Trust Liquid Assets Portfolio	129,121	129
End of collateral invested for securities on loan.
(All dollar amounts are x 1,000.)
At 09/30/09, the tax basis cost of the fund’s investments was $107,221 and the unrealized appreciation and depreciation were $35,450 and ($21,111), respectively, with a net unrealized appreciation of $14,339.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	All or a portion of this security is on loan.
REIT — Real Estate Investment Trust
In addition to the above, the fund held the following at 09/30/09.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 12/18/09	12	632	—

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Total Common Stock — (a)	$120,612	$—	$—	$120,612
Short-Term Investments — (a)	—	948	—	948

Total	$120,612	$948	$—	$121,560

*	Futures Contratcts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
REG47715SEP09 — 00

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 11/24/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 11/24/2009

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 11/24/2009